Trade and other payables (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables
Trade payables	£ 196,644,000	£ 266,316,000
Other payables	4,689,000	4,754,000
Accrued expenses	94,381,000	83,280,000
Social security and other taxes	13,855,000	17,917,000
Total trade and other payables	309,569,000	372,267,000
Less: non-current portion
Trade payables	77,438,000	102,067,000
Other payables	1,745,000	2,204,000
Non-current trade and other payables	79,183,000	104,271,000	£ 83,587,000
Current trade and other payables	230,386,000	267,996,000	£ 190,315,000
Transfer fees and other associated costs	187,544,000	258,316,000
Liabilities from share-based payment transactions	1,165,000	4,795,000
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other payables
Trade payables	199,922,000	270,548,000
Due after 1 year
Less: non-current portion
Transfer fees and other associated costs	77,438,000	102,067,000
Between 1 and 2 years
Less: non-current portion
Transfer fees and other associated costs	59,889,000	65,495,000
Between 2 and 5 years
Less: non-current portion
Transfer fees and other associated costs	£ 17,549,000	£ 36,572,000